The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 12 and 13) (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	R$ 2,272,469	R$ 2,299,942	R$ 2,299,942
Additions	(32,007)	40,920	(55,741)
Disposals	(23,271)		(15,578)
Exchange rate variation	6,756		43,846
Right-of-use assets at ending	2,232,954		2,272,469
Business combination	9,007
Right-of-use assets at beginning	2,232,954		2,272,469
Gross carrying amount [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	3,442,670	3,016,994	3,016,994
Additions	551,554		537,334
Disposals	(172,264)		(185,692)
Exchange rate variation	15,244		74,034
Right-of-use assets at ending	3,846,211		3,442,670
Business combination	9,007
Right-of-use assets at beginning	3,846,211		3,442,670
Gross carrying amount [member] | Land [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	48,661	22,790	22,790
Additions	3,761		5,900
Disposals	(1,845)		(961)
Transfers	89,060		20,751
Exchange rate variation	3,361		181
Right-of-use assets at ending	142,998		48,661
Right-of-use assets at beginning	142,998		48,661
Gross carrying amount [member] | Buildings [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	2,861,916	2,615,883	2,615,883
Additions	397,918		287,451
Disposals	(48,583)		(86,557)
Transfers	(89,060)		(2,487)
Exchange rate variation	4,897		47,626
Right-of-use assets at ending	3,131,824		2,861,916
Business combination	4,736
Right-of-use assets at beginning	3,131,824		2,861,916
Gross carrying amount [member] | Machinery [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	112,593	115,173	115,173
Additions	98,353		5,518
Disposals	(98,660)		(8,289)
Exchange rate variation	364		191
Right-of-use assets at ending	115,996		112,593
Business combination	3,346
Right-of-use assets at beginning	115,996		112,593
Gross carrying amount [member] | Vehicles [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	344,918	207,443	207,443
Additions	46,309		165,699
Disposals	(23,112)		(54,260)
Exchange rate variation	6,622		26,036
Right-of-use assets at ending	375,662		344,918
Business combination	925
Right-of-use assets at beginning	375,662		344,918
Gross carrying amount [member] | Softwares [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	74,582	55,705	55,705
Additions	5,213		72,766
Disposals	(64)		(35,625)
Transfers			(18,264)
Right-of-use assets at ending	79,731		74,582
Right-of-use assets at beginning	79,731		74,582
Accumulated impairment [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(1,170,201)	(717,052)	(717,052)
Additions	(583,561)		(593,075)
Disposals	148,993		170,114
Exchange rate variation	(8,488)		(30,188)
Right-of-use assets at ending	(1,613,257)		(1,170,201)
Business combination
Right-of-use assets at beginning	(1,613,257)		(1,170,201)
Accumulated impairment [member] | Land [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(13,526)	(5,086)	(5,086)
Additions	(8,906)		(6,861)
Disposals	995		813
Transfers	(11,335)		(1,799)
Exchange rate variation	(430)		(593)
Right-of-use assets at ending	R$ (33,202)		R$ (13,526)
Average rate	8.76%		16.32%
Right-of-use assets at beginning	R$ (33,202)		R$ (13,526)
Accumulated impairment [member] | Buildings [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(914,816)	(512,836)	(512,836)
Additions	(429,368)		(464,159)
Disposals	37,712		85,042
Transfers	11,335		(6,765)
Exchange rate variation	(4,418)		(16,098)
Right-of-use assets at ending	(1,299,555)		R$ (914,816)
Business combination
Average rate	25.13%		29.11%
Right-of-use assets at beginning	R$ (1,299,555)		R$ (914,816)
Accumulated impairment [member] | Machinery [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(107,316)	(96,958)	(96,958)
Additions	(47,102)		(17,865)
Disposals	98,415		7,610
Exchange rate variation	(283)		(103)
Right-of-use assets at ending	(56,286)		R$ (107,316)
Business combination
Average rate	53.81%		42.48%
Right-of-use assets at beginning	R$ (56,286)		R$ (107,316)
Accumulated impairment [member] | Vehicles [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(101,495)	(57,357)	(57,357)
Additions	(76,969)		(71,768)
Disposals	11,807		41,024
Exchange rate variation	(3,357)		(13,394)
Right-of-use assets at ending	(170,014)		R$ (101,495)
Business combination
Average rate	27.86%		26.39%
Right-of-use assets at beginning	R$ (170,014)		R$ (101,495)
Accumulated impairment [member] | Softwares [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(33,048)	R$ (44,815)	(44,815)
Additions	(21,216)		(32,422)
Disposals	64		35,625
Transfers			8,564
Right-of-use assets at ending	R$ (54,200)		R$ (33,048)
Average rate	42.22%		45.21%
Right-of-use assets at beginning	R$ (54,200)		R$ (33,048)